Segment Reporting - Schedule of Reportable Segments (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)
Revenue
Total revenue	RM 90,344,588	$ 20,186,479	RM 148,053,973	RM 63,509,466
Cost of Sales
Total cost of sales	(84,102,118)	(18,791,669)	(130,201,026)	(54,825,100)
Total gross profit	6,242,470	1,394,810	17,852,947	8,684,366
Income/(Loss) from operations before income tax	(5,607,731)	(1,252,984)	11,154,300	5,266,415
Total assets reportable segments	114,292,130		83,873,519		$ 25,537,288
Consolidated total assets	114,292,130		83,873,519	34,356,319	25,537,288
Total liability reportable segments	97,170,652		69,083,857		21,711,687
Consolidated total liabilities	97,170,652		69,083,857	26,717,886	21,711,687
Large Scale Solar Contract Services [Member]
Revenue
Total revenue	50,641,696	11,315,315	100,377,899	32,657,036
Cost of Sales
Total cost of sales	(48,888,238)	(10,923,525)	(87,239,254)	(27,734,735)
Commercial & Industrial Contract Services [Member]
Revenue
Total revenue	17,091,509	3,818,905	12,289,223	6,490,282
Cost of Sales
Total cost of sales	(14,634,333)	(3,269,877)	(10,880,570)	(4,566,630)
Large Scale Solar Sales of Goods [Member]
Revenue
Total revenue	18,223,295	4,071,790	31,610,675	19,104,430
Cost of Sales
Total cost of sales	(16,521,415)	(3,691,523)	(28,926,094)	(17,641,212)
Commercial & Industrial Sales of Goods [Member]
Revenue
Total revenue	4,388,088	980,469	3,776,176	5,257,718
Cost of Sales
Total cost of sales	(4,058,132)	(906,744)	(3,155,108)	(4,882,523)
Large Scale Solar Gross profit [Member]
Cost of Sales
Total gross profit	3,455,338	772,057	15,823,226	6,385,519
Commercial & Industrial Gross Profit [Member]
Cost of Sales
Total gross profit	2,787,132	622,753	2,029,721	2,298,847
Selling and administrative expenses [Member]
Cost of Sales
Income/(Loss) from operations before income tax	(11,734,782)	(2,622,005)	(6,596,538)	(3,244,159)
Selling and administrative expenses to related parties [Member]
Cost of Sales
Income/(Loss) from operations before income tax	(115,419)	$ (25,789)	(102,109)	(173,792)
Large Scale Solar segment [Member]
Cost of Sales
Total assets reportable segments	49,139,582		60,580,358	20,133,617	10,979,685
Total liability reportable segments	21,362,655		33,875,532	14,122,911	4,773,245
Commercial & Industrial segment [Member]
Cost of Sales
Total assets reportable segments	33,956,854		12,553,577	3,717,891	7,587,277
Total liability reportable segments	29,714,895		4,543,341	5,274,767	6,639,458
Reportable Segments [Member]
Cost of Sales
Total assets reportable segments	83,096,436		73,133,935	23,851,508	18,566,962
Total liability reportable segments	51,077,550		38,418,873	19,397,678	11,412,703
Corporate and others [Member]
Cost of Sales
Consolidated total assets	31,195,694		10,739,584	10,504,811	6,970,326
Consolidated total liabilities	RM 46,093,102		RM 30,664,984	RM 7,320,208	$ 10,298,984